Income Taxes (Details Textual)	9 Months Ended
Dec. 31, 2014 USD ($)
Income Taxes [Abstract]
Net operating loss carry forwards	$ 126,000
Cumulative tax effect rate	38.60%
Taxable income in varying amounts during future	Dec. 31, 2034